Capital Management - Summary of Company's Capital Structure (Detail) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Long-term debt payable within one year	CAD 602	CAD 500
Short-term notes payable	469	1,491
Less: cash and cash equivalents	48	89	CAD 100
Net Long-term debt payable within one year	1,023	1,902
Long-term debt	10,078	8,207
Common shares	5,391	6,000
Retained earnings	4,487	3,759
Total capital	CAD 20,979	CAD 19,868